Affiliated companies and other equity-method investees - Summary of equity in earnings of equity-method investees and dividends from equity-method investees (Detail) - Equity Method Investee [Member] - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity in earnings of equity-method investees	¥ 26,812	¥ 32,109	¥ 32,014
Dividends from equity-method investees	¥ 11,096	¥ 11,767	¥ 12,971